Operating expenses (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Staff expenses
Employee remuneration, entitlements and on-costs	$ 2,545	$ 2,527	$ 2,584
Employee remuneration, entitlements and on-costs, percentage movement from prior period	1.00%
Employee remuneration, entitlements and on-costs, percentage movement from same period in prior year	(2.00%)
Superannuation expense	$ 270	255	278
Superannuation expense, percentage movement from prior period	6.00%
Superannuation expense, percentage movement from same period in prior year	(3.00%)
Share-based payments	$ 44	42	46
Share-based payments, percentage movement from prior period	5.00%
Share-based payments, percentage movement from same period in prior year	(4.00%)
Restructuring costs	$ 33	60	74
Restructuring costs, percentage movement from prior period	(45.00%)
Restructuring costs, percentage movement from same period in prior year	(55.00%)
Total staff expenses	$ 2,892	2,884	2,982
Total staff expenses, percentage movement from same period in prior year	(3.00%)
Occupancy expenses
Operating lease rentals	$ 81	91	79
Operating lease rentals, percentage movement from prior period	(11.00%)
Operating lease rentals, percentage movement from same period in prior year	3.00%
Depreciation and impairment of property and equipment	$ 227	365	261
Depreciation and impairment of property and equipment, percentage movement from prior period	(38.00%)
Depreciation and impairment of property and equipment, percentage movement from same period in prior year	(13.00%)
Other	$ 64	60	58
Other, percentage movement from prior period	7.00%
Other, percentage movement from same period in prior year	10.00%
Total occupancy expenses	$ 372	516	398
Total occupancy expenses, percentage movement from prior period	(28.00%)
Total occupancy expenses, percentage movement from same period in prior year	(7.00%)
Technology expenses
Amortisation and impairment of software assets	$ 250	318	337
Amortisation and impairment of software assets, percentage movement from prior period	(21.00%)
Amortisation and impairment of software assets, percentage movement from same period in prior year	(26.00%)
Depreciation and impairment of IT equipment	$ 58	92	85
Depreciation and impairment of IT equipment, percentage movement from prior period	(37.00%)
Depreciation and impairment of IT equipment, percentage movement from same period in prior year	(32.00%)
Technology services	$ 352	377	342
Technology services, percentage movement from prior period	(7.00%)
Technology services, percentage movement from same period in prior year	3.00%
Software maintenance and licences	$ 296	258	248
Software maintenance and licences, percentage movement from prior period	15.00%
Software maintenance and licences, percentage movement from same period in prior year	19.00%
Telecommunications	$ 59	72	72
Telecommunications, percentage movement from prior period	(18.00%)
Telecommunications, percentage movement from same period in prior year	(18.00%)
Data processing	$ 39	40	41
Data processing, percentage movement from prior period	(3.00%)
Data processing, percentage movement from same period in prior year	(5.00%)
Total technology expenses	$ 1,054	1,157	1,125
Total technology expenses, percentage movement from prior period	(9.00%)
Total technology expenses, percentage movement from same period in prior year	(6.00%)
Other expenses
Professional and processing services	$ 413	554	460
Professional and processing services, percentage movement from prior period	(25.00%)
Professional and processing services, percentage movement from same period in prior year	(10.00%)
Amortisation and impairment of other intangible assets and deferred expenditure	$ 1	1	122
Amortisation and impairment of other intangible assets and deferred expenditure, percentage movement from same period in prior year	(99.00%)
Postage and stationery	$ 67	70	74
Postage and stationery, percentage movement from prior period	(4.00%)
Postage and stationery, percentage movement from same period in prior year	(9.00%)
Advertising	$ 79	77	81
Advertising, percentage movement from prior period	3.00%
Advertising, percentage movement from same period in prior year	(2.00%)
Non-lending losses	$ 1	59	45
Non-lending losses, percentage movement from prior period	(98.00%)
Non-lending losses, percentage movement from same period in prior year	(98.00%)
Other expenses	$ 109	111	86
Other expenses, percentage movement from prior period	(2.00%)
Other expenses, percentage movement from same period in prior year	27.00%
Total other expenses	$ 670	872	868
Total other expenses, percentage movement from prior period	(23.00%)
Total other expenses, percentage movement from same period in prior year	(23.00%)
Total operating expenses	$ 4,988	5,429	5,373
Total operating expenses, percentage movement from prior period	(8.00%)
Total operating expenses, percentage movement from same period of prior year	(7.00%)
Addition (Reduction) to compliance, regulation and remediation costs	$ (6)	46	17
Impairment	$ 0
Capitalised software assets
Other expenses
Impairment		56	54
Goodwill and other intangible assets
Other expenses
Impairment		0	122
Property and equipment
Other expenses
Impairment		$ 116	$ 1